CONVERTIBLE DEBENTURES, LOAN PAYABLE AND PROMISSORY NOTE (Details Narrative)				12 Months Ended
	Sep. 19, 2021 USD ($)	Nov. 08, 2019 USD ($)	Apr. 18, 2019 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Decimal shares	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CAD ($) Decimal $ / shares shares	Aug. 30, 2019 USD ($)
IfrsStatementLineItems [Line Items]
Proceeds from borrrowing					$ 218,151
Warrant exercise price | (per share)					$ 3.80			$ 5.00
Warrant expected life					2 years
Fair value of warrants					$ 146,858
Unsecured Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Proceeds from convertible Debentures						$ 3,729,921	$ 4,988,292
Debt, interest rate						12.00%			12.00%
Borrowings, interest rate, monthly payable						1.00%			1.00%
Payments for debt issue costs						$ 377,072	$ 499,462
Unsecured Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Convertible Debentures						$ 10,500,000
Convertible Debentures [Member]
IfrsStatementLineItems [Line Items]
Conversion of debt price per share | $ / shares									$ 4.00
Number of debt converted, shares | shares				1,119,750	123,500	1,245,750	1,245,750
Conversion of debt description						Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$5.00 per share for a period of four years from the date upon which the convertible debenture is issued.	Each unit will consist of one common share and one common share purchase warrant. Each common share purchase warrant will entitle the holder to purchase one common share of the Company at a price of CAD$5.00 per share for a period of four years from the date upon which the convertible debenture is issued.
Number of debt converted, value				$ 3,571,342	$ 369,545
Repayment of borrowing	$ 7,886
Convertible Debentures [Member] | Board of Directors and Senior Management Team [Member]
IfrsStatementLineItems [Line Items]
Subscription of debt, percent						14.30%			14.30%
Subscription of debt amount						$ 535,000			$ 710,000
Convertible Debentures [Member] | IBK Capital [Member]
IfrsStatementLineItems [Line Items]
Subscription of debt, percent						4.00%			4.00%
Subscription of debt amount						$ 146,000			$ 200,000
Convertible Debentures [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt discount rates						29.71%			29.71%
Convertible Debentures [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt discount rates						28.74%			28.74%
Bridges Loan [Member] | Espresso Capital Ltd [Member]
IfrsStatementLineItems [Line Items]
Debt, interest rate			17.25%
Line of credit, maximum borrowing capacity			$ 5,000,000
Proceeds from borrrowing			$ 3,100,000
Line of credit maturity date			December 31, 2019
Payment of loan						$ 147,077
Bridges Loan [Member] | Espresso Capital Ltd [Member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Warrants to purchase common stock | shares						328,950			328,950
Warrant exercise price | $ / shares									$ 3.50
Warrant expiration date						Apr. 18, 2020	Apr. 18, 2020
Warrant expected life						1 year	1 year
Fair value of warrants						$ 221,620
Debt issuance cost						368,697
Foreign exchange impact on debt issuance						$ 3,543
Bridges Loan [Member] | Espresso Capital Ltd [Member] | Warrants [Member] | Volatility Rate [Member]
IfrsStatementLineItems [Line Items]
Warrant measurement input | Decimal						78.91			78.91
Bridges Loan [Member] | Espresso Capital Ltd [Member] | Warrants [Member] | Risk Free Rate [Member]
IfrsStatementLineItems [Line Items]
Warrant measurement input | Decimal						1.62			1.62
Bridges Loan [Member] | Espresso Capital Ltd [Member] | Cash Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Debt, interest rate			15.00%
Bridges Loan [Member] | Espresso Capital Ltd [Member] | Deferred Interest Rate [Member]
IfrsStatementLineItems [Line Items]
Debt, interest rate			2.25%
Promissory note [Member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Proceeds from borrrowing						$ 900,000
Repayments of debt		$ 900,000
Interest paid		$ 17,160
Promissory note [Member] | Top of range [member] | Lender [Member]
IfrsStatementLineItems [Line Items]
Convertible Debentures										$ 1,000,000
Debt, interest rate										15.00%